Intangible assets (Details Narrative) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amortized useful lives	3 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Amortized useful lives	5 years
Intellectual Properties [Member]
IfrsStatementLineItems [Line Items]
indefinite Intangible assets	€ 1,900	€ 1,900
Product Development Costs [Member]
IfrsStatementLineItems [Line Items]
indefinite Intangible assets	€ 3,300	€ 1,900